Common shareholder's equity, mezzanine equity, and non-controlling interests	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Common shareholder's equity, mezzanine equity, and non-controlling interests
Common shareholder's equity, mezzanine equity, and non-controlling interests

Note 12. Common shareholder’s equity, mezzanine equity, and non-controlling interests

Common shareholder

The Company is a Bermuda exempted company and is an indirect wholly-owned subsidiary of CMIG International, a Singapore holding company, through CM Bermuda. The Company was acquired from White Mountains Insurance Company (“White Mountains” or “former parent”).

At September 30, 2018 and December 31, 2017, the Company had 120,000,000 common shares issued and outstanding with a par value of $0.01 per share. From December 12, 2016 and ending on May 22, 2017, the Company was authorized to issue up to 600,000,000 common shares. On May 22, 2017, the Company divided its authorized share capital into two classes: (i) 500,000,000 common shares, with a par value of $0.01 per share and (ii) 100,000,000 preference shares, with a par value of $0.01 per share.

Additional paid-in surplus

The following table summarizes the contributions made to Sirius Group by White Mountains for the three and nine months ended September 30, 2018 and 2017:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Reimbursement for performance shares	$—	$—	$1.4	$2.5
Reimbursement for retention bonuses	—	1.9	—	9.0
Total Additional paid-in surplus	$—	$1.9	$1.4	$11.5

Dividends

The Company did not pay dividends to its parent company during the three and nine months ended September 30, 2018 and 2017.

Mezzanine equity

In connection with the acquisition of IMG, the Company issued mandatorily convertible stock in the form of Series A redeemable preference shares as a portion of the consideration paid. (See Note 3.) The Company issued 100,000 of the 150,000 authorized Series A redeemable preference shares to the seller of IMG. Each Series A redeemable preference share has a liquidation preference per share of $1,000. In addition to the initial issuance, the Company will issue the seller up to an additional 50,000 shares if IMG meets certain mutually agreed upon growth targets. The Series A redeemable preference shares accrue dividends at a per annum rate equal to 10%. During the three months ended September 30, 2018, the Company did not accrue any dividends on the Series A redeemable preference shares. (See Note 3.)

The Series A redeemable preference shares rank senior to common shares with respect to dividend rights, rights of liquidation, winding-up, or dissolution of the Company and junior to all of the Company’s existing and future policyholder obligations and debt obligations. Any class or series of shares of the Company issued in the future must rank junior to the Series A redeemable preference shares, as to the payment of dividends or as to distribution of assets upon any voluntary or involuntary return of assets on liquidation, winding-up, or dissolution of the Company for as long as they are issued and outstanding.

At September 30, 2018, the balance of the Series A redeemable preference shares with accrued dividends was $108.8 million. (See Note 3.)

Non-controlling interests

Non-controlling interests consist of the ownership interests of non-controlling shareholders in consolidated entities and are presented separately on the balance sheet. At September 30, 2018 and December 31, 2017 Sirius Group’s balance sheet included $1.1 million and $0.2 million, respectively, in non-controlling interests.

The following tables show the change in non-controlling interest for the three and nine months ended September 30, 2018 and 2017:

(Millions)	For the Three Months	For the Nine Months
	Ended September 30,	Ended September 30,
	2018	2018
Non-controlling interests	$1.0	$0.2
Net income attributable to non-controlling interests	0.3	0.9
Return of capital to non-controlling interests	(0.2)	—
Non-controlling interests as of September 30, 2018	$1.1	$1.1

(Millions)	For the Three Months	For the Nine Months
	Ended September 30,	Ended September 30,
	2017	2017
Non-controlling interests	$250.2	$251.3
Net income attributable to non-controlling interests	4.2	13.2
Dividends to non-controlling interests	(4.7)	(14.1)
Redemption of non-controlling interests	(250.0)	(250.0)
Other, net	—	(0.7)
Non-controlling interests as of September 30, 2017	$(0.3)	$(0.3)

SIG Preference Shares

On October 25, 2017, the Company’s indirect wholly-owned subsidiary, Sirius International Group, Ltd., redeemed all of its outstanding 250,000 Fixed/Floating Perpetual Non-Cumulative Preference Shares (“SIG Preference Shares”). The redemption price equaled the $1,000 liquidation preference per preference share. Sirius Group accounted for the SIG Preference Shares as a conditionally redeemable instrument within Non-controlling interests.

Alstead Re

As of September 30, 2018 and December 31, 2017, Sirius Group recorded non-controlling interest of $1.1 million and $0.2 million, respectively, in Alstead Re Insurance Company (“Alstead Re”). (See Note 16.)

Note 15. Common shareholder’s equity, mezzanine equity, and non-controlling interests

Common shareholder

The Company is a Bermuda exempted company and is an indirect wholly-owned subsidiary of CMIG International, a Singapore holding company, through CM Bermuda Ltd., a Bermuda exempted company. The Company was acquired from White Mountains.

On April 27, 2016, the Company split its common shares by a multiple of 10,000 resulting in 120,000,000 common shares issued and outstanding and changed the par value of the common shares from $1.00 per share to $0.01 per share. On November 16, 2016, the Company approved to increase its authorized share capital from $1.2 million to $6.0 million by the creation of an additional 480,000,000 common shares with a par value of $0.01 per share. The increase was effective as of December 12, 2016. On May 22, 2017, the Company divided its authorized share capital into two classes: (i) 500,000,000 common shares, with a par value of $0.01 per share and (ii) 100,000,000 preference shares with a par value of $0.01 per share.

Additional paid-in surplus

During 2017 and 2016, White Mountains made contributions totaling $13.3 million and $89.6 million, respectively, to Sirius Group which was reflected as Additional paid-in surplus. The following table summarizes the contributions made to Sirius Group:

	2017	2016
	(Millions)
Reimbursement for retention bonuses(1)	$10.8	$14.5
Reimbursement for performance shares(1)	2.5	5.4
Reimbursement for transaction bonuses(1)	—	30.5
Excess of fair value received over equity method carrying value of OneBeacon(2)	—	22.1
Reimbursement for ILW parent covers(3)	—	16.5
Other	—	0.6
Total Additional paid-in surplus	$13.3	$89.6

(1)See Note 14.

(2)See Note 20.

(3)See Note 6.

Dividends

The Company did not pay any dividends during 2017. The Company paid common dividends of $27.0 million in cash and investments to its former parent on April 18, 2016. The Company did not pay any dividends to its former parent during 2015.

Mezzanine equity

In connection with the acquisition of IMG, the Company issued mandatorily convertible stock in the form of Series A redeemable preference shares as a portion of the consideration paid. (See Note 3.) The Company issued 100,000 of the 150,000 authorized Series A redeemable preference shares to the seller of IMG. Each Series A redeemable preference share has a liquidation preference per share of $1,000. In addition to the initial issuance, the Company will issue the seller up to an additional 50,000 shares if IMG meets certain mutually agreed upon growth targets. The Series A redeemable preference shares accrue dividends at a per annum rate equal to 10%.

The Series A redeemable preference shares rank senior to common shares with respect to dividend rights, rights of liquidation, winding-up, or dissolution of the Company and junior to all of the Company’s existing and future policyholder obligations and debt obligations. Any class or series of shares of the Company issued in the future must rank junior to the Series A redeemable preference shares, as to the payment of dividends or as to distribution of assets upon any voluntary or involuntary return of assets on liquidation, winding-up, or dissolution of the Company for as long as they are issued and outstanding.

At December 31, 2017, the balance of the Series A redeemable preference shares with accrued dividends was $106.1 million.

Non-controlling interests

Non-controlling interests consist of the ownership interests of non-controlling shareholders in consolidated entities and are presented separately on the balance sheet. At December 31, 2017 and 2016, Sirius Group’s balance sheet included $0.2 million and $251.3 million, respectively, in non-controlling interests.

The following table shows the change in non-controlling interest for the years ended December 31, 2017, 2016, and 2015:

Total
(Millions)
Non-controlling interests as of December 31, 2014	$250.0
Net income attributable to non-controlling interests	18.8
Dividends to non-controlling interests	(18.8)
Other, net	0.1
Non-controlling interests as of December 31, 2015	$250.1
Net income attributable to non-controlling interests	19.3
Dividends to non-controlling interests	(18.8)
Other, net	0.7
Non-controlling interests as of December 31, 2016	$251.3
Net income attributable to non-controlling interests	13.7
Dividends to non-controlling interests	(14.1)
Redemption of SIG Preference Shares	(250.7)
Non-controlling interests as of December 31, 2017	$0.2

SIG Preference Shares

On October 25, 2017, the Company’s indirect wholly-owned subsidiary, Sirius International Group, Ltd., redeemed all of its outstanding 250,000 Fixed/Floating Perpetual Non-Cumulative Preference Shares (“SIG Preference Shares”). The redemption price equaled the $1,000 liquidation preference per preference share. Sirius Group accounted for the SIG Preference Shares as a conditionally redeemable instrument within Non-controlling interests.

Alstead Re

As of December 31, 2017 and 2016, Sirius Group recorded non-controlling interest of $0.2 million and $0.5 million, respectively, in Alstead Re Insurance Company (“Alstead Re”). (See Note 21.)